Earnings / (loss) per share - Summary of Earning Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares
Earnings per share [line items]
Earnings/ (loss) attributable to equity holders of the parent	₨ 3,814	$ 45	₨ 3,404	₨ (4,817)
Earnings/ (loss) attributable to equity holders of Class A and C for basic and diluted earnings	₨ 3,959	$ 46	₨ 3,634	₨ (4,717)
Equity shares, Basic (in INR) | (per share)	₨ 10.92	$ 0.13	₨ 9.94	₨ (12.32)
Equity shares, Diluted (in INR) | (per share)	₨ 10.81	$ 0.13	₨ 9.92	₨ (12.32)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	362,670,142	362,670,142	365,506,172	382,531,025
Computation of Weighted average number of equity shares in calculating diluted EPS
Impact of share options (dilutive)	3,455,768	3,455,768	875,605
Weighted average number of equity shares in calculating diluted EPS	366,125,910	366,125,910	366,381,777	382,531,025
Class B Share
Earnings per share [line items]
Add: Loss attributable to one class share	₨ 70	$ 1	₨ 117	₨ 56
Class D Share
Earnings per share [line items]
Add: Loss attributable to one class share	₨ 75	$ 1	₨ 113	₨ 44
Class A Shares
Earnings per share [line items]
Equity shares, Basic (in INR) | (per share)	₨ 10.92	$ 0	₨ 9.94	₨ (12.32)
Equity shares, Diluted (in INR) | (per share)	₨ 10.81	$ 0	₨ 9.92	₨ (12.32)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	244,306,376	244,306,376	247,142,406	264,167,259
Class C Shares
Earnings per share [line items]
Equity shares, Basic (in INR) | (per share)	₨ 10.92	$ 0	₨ 9.94	₨ (12.32)
Equity shares, Diluted (in INR) | (per share)	₨ 10.81	$ 0	₨ 9.92	₨ (12.32)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	118,363,766	118,363,766	118,363,766	118,363,766